BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

1 — BASIS OF PRESENTATION

Certain information and footnote disclosures normally included in condensed consolidated financial statements in accordance with U.S. GAAP have been omitted pursuant to requirements of the U.S. Securities and Exchange Commission (“SEC”). A description of our accounting policies and other financial information is included in our audited consolidated financial statements filed with the SEC on Form 10-K for the year ended March 31, 2016. The disclosures included in our accompanying interim financial statements and footnotes should be read in conjunction with our consolidated financial statements and notes thereto included in the Annual Report on Form 10-K. Operating results for the three and nine months ended December 31, 2016 are not necessarily indicative of the results that may be expected for the year ending March 31, 2017.

Disposition of Assets

On November 30, 2015, the Company consummated the sale of Calpian Commerce, Inc. and certain other U.S. portfolio assets. As a result of the sale, the results of operations for all periods presented and the (loss) gain on disposal have been included in “Net (loss) income from discontinued operations” in our condensed consolidated statements of operations and comprehensive loss. See note 14 —  Sale of U.S. Operations for additional information.

Going Concern

The Company’s unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company had a net loss of $(2,949,874) and $(7,989,461) for the three and nine months ended December 31, 2016. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The Company is continuing with its plan to further grow and expand its mobile payment processing operations in India. Management believes that its current operating strategy will provide the opportunity for the Company to continue as a going concern as long as it continues to obtain additional financing; however, there is no assurance this will occur. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current presentation.

1 —  OVERVIEW

The Company

In these consolidated financial statements, references to “MoneyOnMobile,” “Company,” “we,” “us,” and “our” collectively refers to MoneyOnMobile, Inc., and its majority-owned Indian enterprise, which includes Digital Payment Processing Limited (“DPPL”), My Mobile Payments Limited (“MMPL”) and Payblox Technologies (India) Private Limited (“Payblox”). All inter-company accounts and transactions have been eliminated in the accompanying consolidated financial statements. The Company operates one distinct business unit, which is located in India.

MoneyOnMobile

MoneyOnMobile offers electronic wallet services in India. MoneyOnMobile can be used to pay for goods and services and sending or receiving money using mobile phone text messages, smart phone or internet. Consumers are often required to prepay for certain utilities, such as mobile phone services. Because bank accounts and credit cards are only used by a small portion of the Indian population, consumers typically prepay for these utilities with cash, either directly to utility providers or through distributors. MoneyOnMobile acts as an intermediary between a) the utility provider and distributors, b) distributors and consumers, and c) consumer and other parties.
As an intermediary between the utility provider and distributors, MoneyOnMobile purchases utility units, such as mobile phone minutes, at wholesale rates and resells these units to distributors. MoneyOnMobile maintains an inventory of these utility units held for resell. As an intermediate between distributors and consumers, distributors use MoneyOnMobile’s electronic wallet technology to a) allow consumers to purchase utility units from the distributor by mobile phone text message and b) allow distributors to send a text message confirmation back to the consumer. MoneyOnMobile earns a transaction fee for these services, paid by the consumer. Once a consumer has established a MoneyOnMobile electronic wallet account, consumers can use MoneyOnMobile’s technology to facilitate non-distributor-related transactions with other parties that have MoneyOnMobile accounts, including other retailers and utilities and other MoneyOnMobile consumers. MoneyOnMobile also earns a transaction fee for these services, paid by the consumer.
In March 2012, the Company began acquiring common stock of Digital Payments Processing Limited (“DPPL”). During 2012, DPPL entered into an exclusive services agreement with My Mobile Payments Limited (“MMPL”), an entity that shares common ownership with DPPL. DPPL maintains a services agreement with My Mobile Payments Limited (“MMPL”) to deliver payment processing services in India. Both companies are organized under the laws of India and headquartered in Mumbai, India.
Additionally, Payblox Technologies (India) Private Limited (“Payblox”), a wholly owned subsidiary of MMPL, organized in October 2010 under the laws of India and headquartered in Mumbai, India, provides certain back office and support services on behalf of MMPL to its MoneyOnMobile service customer base. Collectively, DPPL, MMPL, and Payblox Technology (India) Private Limited (“Payblox”), operate the MoneyOnMobile enterprise. MoneyOnMobile is operated locally by a management team based in Mumbai, India, with corporate oversight provided by the executive management based in Dallas, Texas. MMPL currently has a license from the Reserve Bank of India to operate a payments system. Renewal of the license is required in October 2018, and DPPL intends to seek renewal and has no reason to believe it will not receive such renewal.
In January 2014, the Company acquired a majority of the common stock of DPPL, obtaining control of DPPL and, through DPPL’s services agreement, obtaining control of MMPL and Payblox. As such, MMPL has been determined to be Variable Interest Entity, in the Company’s accompanying consolidated financial statements. Prior to obtaining control in January 2014, MoneyOnMobile was accounted for an equity method investment.
On March 31, 2015, MMPL and DPPL executed an business purchase agreement, whereby MMPL purchased all the assets of DPPL. The impact of this business combination has been eliminated upon consolidated, as the Company maintained financial control of both entities since January 2014.

Sale of U.S. Operations

Effective November 30, 2015 (11:59 pm), the Company divested its U.S. Operations, excluding executive headquarters. There is no continuing cash inflows or outflows from or to the discontinued operations. In consideration for the acquired assets, the buyer assumed certain of the Company’s liabilities, including an aggregate of $8.3 million of notes payable and certain of the Sellers’ outstanding contractual obligations. See Note 17: Sale of U.S. Operations for additional details.